Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price U.S. Treasury Money Fund
Supplement to Prospectus Dated October 1, 2020

The Fund’s Board of Directors approved changes to the management fee structure resulting in a reduced management fee, effective April 1, 2021. Currently, the Fund’s management fee consists of a group fee component that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds,
TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private label mutual funds) and an individual fund fee component. The individual fund fee rate is 0.00% of the Fund’s average daily net assets so the fund pays only the group fee rate. On October 1, 2020, the annual group fee rate was 0.29% of the Fund’s average daily net assets. In addition, T. Rowe Price Associates, Inc., has contractually agreed at least through September 30, 2021, to waive a portion of its management fees in order to limit the fund’s management fees to 0.25% of the Fund’s average daily net assets.
Effective April 1, 2021, the arrangement limiting the overall management fee to 0.25% will be terminated and the separate group fee and individual fund fee component of the management fee will be eliminated, and the fund will begin paying T. Rowe Price an annual investment management fee of 0.18% based on the Fund’s average daily net assets.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

	Investor Class		I Class		Z Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a	—		—

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.18	% b	0.18	% b	0.18	% b
Distribution and service (12b-1) fees	—		—		—
Other expenses	0.11		0.09	c	0.03
Total annual fund operating expenses	0.29	b	0.27	b	0.21	b
Fee waiver/expense reimbursement	—		(0.04	) c	(0.21	) d
Total annual fund operating expenses after fee waiver/expense reimbursement	0.29	b	0.23	b,c	0.00	b,d

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
c
T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

d
T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$30	$93	$163	$368
I Class	24	83	148	339
Z Class	0	0	0	0

T. Rowe Price U.S. Treasury Money Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price U.S. Treasury Money Fund
Supplement to Prospectus Dated October 1, 2020

The Fund’s Board of Directors approved changes to the management fee structure resulting in a reduced management fee, effective April 1, 2021. Currently, the Fund’s management fee consists of a group fee component that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the funds-of-funds,
TRP Reserve Funds, Multi-Sector Account Portfolios, and any index or private label mutual funds) and an individual fund fee component. The individual fund fee rate is 0.00% of the Fund’s average daily net assets so the fund pays only the group fee rate. On October 1, 2020, the annual group fee rate was 0.29% of the Fund’s average daily net assets. In addition, T. Rowe Price Associates, Inc., has contractually agreed at least through September 30, 2021, to waive a portion of its management fees in order to limit the fund’s management fees to 0.25% of the Fund’s average daily net assets.
Effective April 1, 2021, the arrangement limiting the overall management fee to 0.25% will be terminated and the separate group fee and individual fund fee component of the management fee will be eliminated, and the fund will begin paying T. Rowe Price an annual investment management fee of 0.18% based on the Fund’s average daily net assets.
Effective April 1, 2021, the following changes will be made to the prospectus:
The fee table and expense example on page 1 will be revised as follows:
Fees and Expenses of the Fund

	Investor Class		I Class		Z Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	a	—		—

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.18	% b	0.18	% b	0.18	% b
Distribution and service (12b-1) fees	—		—		—
Other expenses	0.11		0.09	c	0.03
Total annual fund operating expenses	0.29	b	0.27	b	0.21	b
Fee waiver/expense reimbursement	—		(0.04	) c	(0.21	) d
Total annual fund operating expenses after fee waiver/expense reimbursement	0.29	b	0.23	b,c	0.00	b,d

a	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
b	Restated to reflect current fees.
c
T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.

d
T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$30	$93	$163	$368
I Class	24	83	148	339
Z Class	0	0	0	0

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the FundShareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2021
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price U.S. Treasury Money Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.18%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.29%	[2]
1 year	rr_ExpenseExampleYear01	$ 30
3 years	rr_ExpenseExampleYear03	93
5 years	rr_ExpenseExampleYear05	163
10 years	rr_ExpenseExampleYear10	368
T. Rowe Price U.S. Treasury Money Fund | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.18%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.27%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.23%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 24
3 years	rr_ExpenseExampleYear03	83
5 years	rr_ExpenseExampleYear05	148
10 years	rr_ExpenseExampleYear10	339
T. Rowe Price U.S. Treasury Money Fund | Z Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.18%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.21%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	none	[2],[4]
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through September 30, 2021) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after September 30, 2021, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[4]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc. expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.